                                   Law Offices

                       Stradley Ronon Stevens & Young, LLP
                        1220 19th Street, N.W., Suite 600
                              Washington, DC 20036
                                  202.822.9611

                                December 21, 2007

Via EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

              Subject:     Nationwide Variable Insurance Trust (the "Trust")
                           File Nos. 002-73024 and 811-03213
                           Definitive Information Statement

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14c-5(b) under the Securities  Exchange Act of 1934, as amended,  submitted electronically via the EDGAR system, please find enclosed the  definitive  copy of the  information  statement to be furnished to shareholders of Nationwide NVIT Mid Cap Growth Fund, a series of the Trust.

Please  note that we have  updated  the  "Board  Considerations" section of the information statement in response to an SEC comment.

The definitive  information  statement  reflects changes made to the preliminary version  of the  information  statement  as filed with the U.S.  Securities  and
Exchange  Commission  (the  "Commission")  on  December  11,  2007 to respond to comments that had been conveyed by the Commission.

Please  direct any  inquiries  regarding  this filing to my  attention  at (202)
419-8416 or to Barbara A. Nugent at (215) 564-8092.

                                                     Very truly yours,

                                                     /s/Cillian M. Lynch
                                                     Cillian M. Lynch

cc:      Allan J. Oster, Esq.